BENEFIT PLANS - Funded Status (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Change in projected benefit obligation:
Benefit obligation, beginning of year		$ 382,517	$ 403,963
Interest cost	$ 6,946	11,786	14,077
Actuarial loss (gain)		13,171	(11,429)
Curtailments		6,332	3,968
Settlements		6,910	0
Benefits paid		(121,650)	(28,062)
Benefit obligation, end of year	382,517	299,066	382,517
Change in plan assets:
Fair value of plan assets, beginning of year		284,118	297,846
Actual return on plan assets, net		6,356	5,829
Employer contributions		26,944	8,505
Benefits paid		(121,650)	(28,062)
Fair value of plan assets, end of year	284,118	195,768	284,118
Unfunded status at end of year	$ (98,399)	$ (103,298)	$ (98,399)